Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends to shareholders, per common share	$ 1.88	$ 1.85	$ 1.63